Calvert Developed Markets Ex-U.S. Responsible Index Fund

CALVERT DEVELOPED MARKETS EX-U.S. RESPONSIBLE INDEX FUND
Supplement to Prospectus dated February 1, 2017

The following replaces the “Average Annual Total Returns as of December 31, 2016” table in “Fund Summaries – Calvert Developed Markets Ex-U.S. Responsible Index Fund”:

Average Annual Total Returns as of December 31, 2016	One Year	Life of Fund
Class A Return Before Taxes	-4.62%	-5.79%
Class A Return After Taxes on Distributions	-5.54%	-6.59%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-3.93%	-4.77%
Class C Return Before Taxes	-1.60%	-2.48%
Class Y Return Before Taxes	0.40%	-1.51%
Class I Return Before Taxes	0.50%	-1.41%
Calvert Developed Markets Ex-U.S. Responsible Index (reflects no deduction for fees, expenses or taxes)	0.67%	-1.61%
MSCI World ex USA Index (reflects net dividends, which reflects the deduction of withholding taxes)	2.75%	-0.60%

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A, Class C, Class Y and Class I commenced operations on October 30, 2015.  (Source for the MSCI World Ex USA Index: MSCI.)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.

May 4, 2017	25896 5.4.17

Average Annual Total Returns as of December 31, 2016
Average Annual Total Returns - Calvert Developed Markets Ex-U.S. Responsible Index Fund	One Year	Life of Fund	Inception Date
Class A	(4.62%)	(5.79%)	Oct. 30, 2015
Class A | After Taxes on Distributions	(5.54%)	(6.59%)
Class A | After Taxes on Distributions and Sales	(3.93%)	(4.77%)
Class C	(1.60%)	(2.48%)	Oct. 30, 2015
Class Y	0.40%	(1.51%)	Oct. 30, 2015
Class I	0.50%	(1.41%)	Oct. 30, 2015
Calvert Developed Markets Ex-U.S. Responsible Index (reflects no deduction for fees, expenses or taxes)	0.67%	(1.61%)
MSCI World ex USA Index (reflects net dividends, which reflects the deduction of withholding taxes)	2.75%	(0.60%)

These returns reflect the maximum sales charge for Class A (4.75%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.  Class A, Class C, Class Y and Class I commenced operations on October 30, 2015.  (Source for the MSCI World Ex USA Index: MSCI.)  MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. The after-tax returns shown are not relevant to you if you hold your Fund shares through a tax-deferred arrangement such as a 401(k) plan or individual retirement account. The return after taxes on distributions and sale of Fund shares may be higher than the return before taxes because the calculation assumes that shareholders receive a tax benefit for capital losses incurred on the sale of their shares. After-tax returns are shown only for Class A shares; after-tax returns for other Classes will vary.